Government Grant	12 Months Ended
Dec. 31, 2020
Government Grant [Abstract]
GOVERNMENT GRANT

25. GOVERNMENT GRANT

In May 2019, Telesat entered into an agreement for a non-refundable government contribution of a value up to $85 million to July 31, 2023 relating to the Telesat Lightspeed Constellation.

For the year ended December 31, 2020, the Company recorded $12.0 million relating to the agreement (December 31, 2019 - $5.0 million).